Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Interest income:
Loans	$ 19,644	$ 10,963
Securities	1,023	683
Other	260	200
Total interest income	20,927	11,846
Interest Expense:
Deposits	1,426	670
Borrowed funds	588	81
Total interest expense	2,014	751
Net interest income	18,913	11,095
Provision for loan losses	350
Net interest income after provision for loan losses	18,563	11,095
Noninterest income:
Fees and service charges on deposit accounts	1,368	762
Gain on sale of other real estate owned	18	20
Mortgage Broker Fees	152	146
Gain on sale of securities	208	195
Gain on sale of premises	563
Income from bank-owned life insurance	402	331
Other	475	175
Total noninterest income	3,186	1,629
Noninterest expenses:
Salaries and employee benefits	10,752	9,633
Occupancy and equipment	2,342	1,441
Data and item processing services	1,581	948
Professional fees	808	776
Advertising and promotion	107	302
Stationery and supplies	205	148
Deposit insurance and general insurance	422	289
Merger and acquisition	2,955	1,501
Other	2,443	2,238
Total noninterest expenses	21,615	17,276
Income (Loss) before income taxes	134	(4,552)
Income tax expense (benefit)	177	(2,321)
Net loss	(43)	(2,231)
Preferred Stock dividend paid		(14)
Net loss available to common stockholders	$ (43)	$ (2,245)
Basic loss per share	$ (0.01)	$ (0.56)
Diluted loss per share	$ (0.01)	$ (0.56)